Cost of Revenues	12 Months Ended
Dec. 31, 2021
Cost Of Revenues [Abstract]
COST OF REVENUES
NOTE 12 -	COST OF REVENUES

Composition:

	Year ended December 31,	Year ended December 31,
	2021	2020

Payroll and related benefits (including share-based compensation)	796	655
Raw materials subcontractors and auxiliary materials	828	461
Shipping	50	39
Royalties to the IIA	123	116
Others	146	153
	1,943	1,424